NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 17, 2014
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Advertising Expense (in Dollars)	$ 494,652	$ 4,865
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.55
Allocated Share-based Compensation Expense (in Dollars)	69,206	8,713	308,782	32,364
Allowance for Doubtful Accounts Receivable (in Dollars)			29,500	56,740
Prior Period Reclassification Adjustment (in Dollars)				990,811
President [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jan. 01, 2015
President [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					May 01, 2016
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					12,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					vest if the 30 day average closing price of the Company’s common stock is $2.00 or above and there is a 50,000 average daily volume or if there is a 50,000 average daily volume for 14 straight trading days
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					175,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					vest if the 30 day average closing price of the Company’s common stock is $3.00 or above and there is a 50,000 average daily volume for 14 straight trading days
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,200,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Four [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					Vesting is contingent on being an employee of the Company at the time of vesting. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no Employee RSU shares can be sold below $2.50 per share. In addition up to an additional 25,000 shares will vest on a monthly basis. Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no shares can be sold below $2.50 per share
Convertible Notes at $0.25 [Member] | Convertible Debt Securities [Member] | Principal [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)		758,065	758,065	898,648
Convertible Notes at $0.25 [Member] | Convertible Debt Securities [Member] | Accrued interest [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)	855,967	659,252	655,931	720,189
Convertible Notes at $0.25 [Member] | Convertible Debt Securities [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)	684,147
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,669,268	6,160,456	5,655,984	6,475,348
Convertible Notes at $1.54 [Member] | Convertible Debt Securities [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)	200,000		200,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1.54		$ 1.54
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	129,871		129,871
Warrant [Member] | Warrants at $0.5750 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,828,405	2,828,406	2,828,406	2,828,406
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.575	$ 0.575	$ 0.575	$ 0.575
Warrant [Member] | Warrants at $0.5500 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	448,011	1,507,101	1,175,282	1,507,101
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.55	$ 0.55	$ 0.55	$ 0.55
Warrant [Member] | Warrants at $0.2500 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	94,783	764,783	94,783	783,623
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Warrant [Member] | Warrants at $0.0100 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	700,000	700,000	700,000	700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Equity Option [Member] | Options at $2.00 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	500,000		500,000
Option exercise price (in Dollars per share)	$ 2.00		$ 2.00
Equity Option [Member] | Options at $1.90 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,000		15,000
Option exercise price (in Dollars per share)	$ 1.90		$ 1.90
Equity Option [Member] | Options at $1.60 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	310,000	310,000	310,000	310,000
Option exercise price (in Dollars per share)	$ 1.60	$ 1.60	$ 1.60	$ 1.60
Equity Option [Member] | Options at $1.46 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	100,000		100,000
Option exercise price (in Dollars per share)	$ 1.46		$ 1.46
Equity Option [Member] | Options at $1.44 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,000		15,000
Option exercise price (in Dollars per share)	$ 1.44		$ 1.44
Equity Option [Member] | Options at $1.310 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	75,000	75,000	75,000
Option exercise price (in Dollars per share)	$ 1.31	$ 1.31	$ 1.31
Equity Option [Member] | Options at $0.570 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	225,000	225,000	225,000	225,000
Option exercise price (in Dollars per share)	$ 0.57	$ 0.57	$ 0.57	$ 0.57
Equity Option [Member] | Options at $0.480 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	132,500	132,500	132,500	132,500
Option exercise price (in Dollars per share)	$ 0.48	$ 0.48	$ 0.48	$ 0.48
Equity Option [Member] | Options at $0.474 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	132,500	132,500	132,500	132,500
Option exercise price (in Dollars per share)	$ 0.474	$ 0.474	$ 0.474	$ 0.474
Equity Option [Member] | Options at $0.45 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	132,500	132,500	132,500	132,500
Option exercise price (in Dollars per share)	$ 0.45	$ 0.45	$ 0.45	$ 0.45
Equity Option [Member] | Options at $0.40 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	275,000	275,000	275,000	275,000
Option exercise price (in Dollars per share)	$ 0.40	$ 0.40	$ 0.40	$ 0.40
Equity Option [Member] | Options at $0.38 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	92,500	132,500	132,500	132,500
Option exercise price (in Dollars per share)	$ 0.38	$ 0.38	$ 0.38	$ 0.38
Equity Option [Member] | Options at $0.350 [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,200,000	1,240,000	1,200,000	1,240,000
Option exercise price (in Dollars per share)	$ 0.35	$ 0.35	$ 0.35	$ 0.35
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					322,466
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jan. 01, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					390,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Dec. 31, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Four [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					May 01, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Five [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					90,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Six [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					600,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Dec. 31, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Seven [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					890,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2017
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Eight[Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					vest solely upon the achievement of performance goals and the continued employment with the Company
Restricted Stock Units (RSUs) [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	$ 690,397		$ 886,516	$ 0	886,516
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days
Accrued interest [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.25		$ 0.25
Accounts Receivable [Member] | Credit Concentration Risk [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			54.00%	53.00%
Maximum [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Warrants at $0.5750 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.575		$ 0.575	$ 0.575
Warrants at $0.5500 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.550		$ 0.550	$ 0.55
Warrants at $0.2500 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.250		$ 0.250	$ 0.25
Warrants at $0.0100 per share [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.010		$ 0.010